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                                               April 24, 2006



                                               Fund Profile
                                               First American Investment Funds,
                                               Inc.

                                               ASSET CLASS - STOCK FUNDS

                                         SMALL CAP
                                       SELECT FUND

                     U.S. BANK 401(K) SAVINGS PLAN
                                    CLASS Y SHARES

                                               This profile is intended for use
                                               in connection with the U.S. Bank
                                               401(k) Savings Plan and is not
                                               intended for use by other
                                               investors.

                                               This profile summarizes key
                                               information about the fund that
                                               is included in the fund's
                                               prospectus. The fund's prospectus
                                               includes additional information
                                               about the fund, including a more
                                               detailed description of the risks
                                               associated with investing in the
                                               fund that you may want to
                                               consider before you invest. You
                                               may obtain the prospectus and
                                               other information about the fund
                                               at no cost by calling First
                                               American Funds Investor Services
                                               at 800 677-FUND, or by contacting
                                               your investment professional.

(FIRST AMERICAN FUNDS LOGO)

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First American Small Cap Select FUND

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OBJECTIVE

Small Cap Select Fund has an objective of capital appreciation.

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PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Select Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of March 31, 2006, market capitalizations of companies in the Russell 2000 Index ranged from approximately $13 million to $5.4 billion.

In selecting stocks, the fund's advisor invests in companies that it believes meet at least two of the following criteria:

- attractively valued relative to other companies in the same industry or market.

- good or improving fundamentals.

- an identifiable catalyst that could increase the value of the company's stock over the next one or two years.

The fund's advisor generally will sell a stock if any of the following has occurred:

- the stock has hit its price target and the company is no longer attractively valued relative to other companies in the same industry or market.

- the company's fundamentals have significantly deteriorated.

- a catalyst that could decrease the value of the stock has been identified, or a previously existing positive catalyst has disappeared.

- a better alternative exists in the marketplace.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

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PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:

Active Management Risk.   The fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk.   Stocks may decline significantly in price over short or
extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. In addition, small-capitalization stocks may underperform the market as a whole.

Derivative Instrument Risk.   The use of derivative instruments, such as
options, futures contracts, and options on futures contracts, exposes the fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If the fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.

Foreign Security Risk.   The fund may invest in dollar denominated foreign
securities. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political, or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition,


  NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

                              1

                                           FUND PROFILE - First American Small
                                           Cap Select Fund
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First American Small Cap Select FUND continued

individual foreign economies may differ favorably or unfavorably from the U.S. economy.

Initial Public Offering (IPO) Risk.   Most IPOs involve a high degree of risk
not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Small-Cap Stock Risk.   Stocks of small-cap companies involve substantial risk.
These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price. Stocks at the bottom end of the capitalization range in which the fund may invest sometimes are referred to as "micro-cap" stocks. These stocks may be subject to extreme price volatility, as well as limited liquidity and limited research.

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FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


                              2
                                           FUND PROFILE - First American Small
                                           Cap Select Fund
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First American Small Cap Select FUND continued

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FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)
(BAR CHART)

1996                                                                             10.98%
1997                                                                             20.79%
1998                                                                             -7.77%
1999                                                                             17.10%
2000                                                                             20.04%
2001                                                                             12.39%
2002                                                                            -17.76%
2003                                                                             44.57%
2004                                                                             15.70%
2005                                                                              8.67%

Best Quarter:
Quarter ended                                       December 31, 2001          27.52%
Worst Quarter:
Quarter ended                                       September 30, 1998         (24.71)%

AVERAGE ANNUAL TOTAL RETURNS               Inception
AS OF 3/31/06(1)                                Date                One Year                Five Years                Ten Years
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Small Cap Select Fund                         5/6/92                  31.91%                    15.48%                   12.26%
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Russell 2000 Index(2)                                                 25.85%                    12.59%                   10.15%
-------------------------------------------------------------------------------------------------------------------------------

(1)Performance presented prior to 9/24/01 represents that of the Firstar Small Cap Core Equity Fund, a series of Firstar Funds, Inc. which merged into the fund on that date. The Firstar Small Cap Core Equity Fund was organized on 11/27/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.

(2)An unmanaged small-cap index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

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FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

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SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             CLASS Y
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  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                None
  (as a percentage of original purchase price or redemption proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
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
  Management Fees                                                                     0.70%
  Distribution and/or Service (12b-1) Fees                                            None
  Other Expenses                                                                      0.30%
  Total Annual Fund Operating Expenses(1)                                             1.00%
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

(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.

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   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

---------------------------------------------------------------------
   1 year                                                     $  102
   3 years                                                    $  318
   5 years                                                    $  552
  10 years                                                    $1,225


                              3
                                           FUND PROFILE - First American Small
                                           Cap Select Fund
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First American Small Cap Select FUND continued

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MANAGEMENT OF THE FUND

FAF Advisors, Inc., formerly known as U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of February 28, 2006, FAF Advisors and its affiliates had more than $89 billion in assets under management, including investment company assets of more than $56 billion. As investment advisor, FAF Advisors manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

Allen Steinkopf, CFA, Equity Portfolio Manager, has served as the primary portfolio manager for the fund since July 2004. Prior to joining FAF Advisors in 2003, Mr. Steinkopf was employed by Advantus Capital Management from 1986 to 2003 where he served as Vice President and Portfolio Manager. He has more than 13 years of financial industry experience.

Troy L. Huff, Equity Portfolio Manager, has served as co-manager for the fund since April 2006. Prior to his appointment as co-manager, he had been an equity research analyst for the Small Cap Select team, where he was responsible for research in all industries within the consumer discretionary and consumer staples sectors. Mr. Huff joined FAF Advisors in 1996 and has 14 years of financial industry experience, including 10 years in investment management and research.

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REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

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PLAN DISTRIBUTIONS AND TAXES

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.


                              4
                                           FUND PROFILE - First American Small
                                           Cap Select Fund
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FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

FAF Advisors, Inc., serves as the investment advisor to the First American
Funds.

3/2006